Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Dec. 27, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
PGIM Jennison Mid-Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		$ 10,000.00			$ 11,624.49		$ 13,542.97		$ 14,967.33		$ 18,307.57		$ 25,497.29		$ 19,486.56		$ 22,054.49		$ 24,730.27		$ 26,579.72	$ 26,080.36
PGIM Jennison Mid-Cap Growth Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	$ 10,000.01		$ 10,813.91			$ 11,921.51		$ 14,549.64		$ 20,210.14		$ 15,412.75		$ 17,404.39		$ 19,464.76		$ 20,871.79		$ 20,446.32
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	10,000.01		10,795.76			11,868.10		14,448.00		20,025.54		15,235.93		17,156.39		19,145.00		20,479.12		20,006.79
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			11,605.15		13,489.26		14,877.31		18,173.79		25,283.82		19,306.34		21,823.07		24,429.04		26,225.93	25,712.19
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		9,999.99			11,546.10		13,362.40		14,664.09		17,825.50		24,666.53		18,733.97		21,051.01		23,451.76		25,028.74	24,412.80
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.01			11,491.05		13,236.94		14,452.98		17,480.23		24,047.01		18,146.98		20,258.88		22,373.61		23,721.92	22,969.40
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,450.03			10,935.45		12,677.75		13,942.54		16,972.23		23,537.71		17,918.12		20,180.53		22,511.10		24,103.52	23,547.61
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	10,993.791321188904		11,623.407621760914	11,314.981885436646	13,908.75208720522	13,797.118612158243	14,315.105073209346	18,097.085920807418	17,455.370644011924	16,065.215647572044	22,895.457464999603	18,626.736334075737	20,324.844736584037	23,681.169631451627	23,565.54261359037	27,441.645474467918	29,960.13912908198	33,034.19866442213	34,717.69043257365	41,793.08722527625
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index
Accumulated Value	10,000	10,000	11,386.853052874267		11,452.289987627939	12,065.832226401673	14,321.936876197202	14,908.30362503666	15,175.930233128902	20,151.659369567144	18,751.079201383156	14,773.049400216241	25,345.966273685903	16,693.688334811497	18,580.96174565397	19,876.63073972966	20,996.666019302826	25,128.907901886832	25,000.04605697728	24,836.221027593834	31,606.15413823679	31,238.024074675664
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,815.417218092263		$ 11,244.047672612123	$ 10,874.259488602673	$ 13,256.066624906747	$ 11,823.388680415614	$ 13,328.187472629746	$ 16,699.095787751667	$ 14,491.500875026211	$ 14,224.219220085815	$ 20,467.47914336884	$ 15,415.72217878506	$ 17,434.112236864436	$ 18,523.00729223081	$ 18,894.494419612693	$ 20,853.145516827735	$ 22,702.981661095495	$ 24,594.098660207204	$ 25,558.9480031824	$ 30,144.09928392419